Related-party Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)
	For the year ended December 31,
	2022	2021
	$ Thousands
Short-term benefits	2,229	1,994
Share-based payments	292	258
	2,521	2,252

Disclosure Of Detailed Information About Transactions With Related Parties (Excluding Associates) Explanatory
	For the year ended December 31,
	2022	2021	2020
	$ Thousands
Sale of electricity and revenues from provision of services	94,264	88,004	80,416
Cost of sales	(658)	7,802	16
Dividend received from associate	727,309	143,964	-
Other income, net	-	(337)	(90)
Financing expenses, net	580	39,901	2,156
Interest expenses capitalized to property plant and equipment	-	-	119

Schedule of Transactions with Associates
	As at December 31,
	2022	2021
	Other related parties *
	$ Thousands
Cash and cash equivalent	176,246	89,814
Short-term deposits and restricted cash	35,662	-
Trade receivables and other receivables	15,421	14,860
Other payables	(535)	(424)

Loans and Other Liabilities
In US dollar or linked thereto	(34,524)	(27,587)